Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net cash provided by (used in) operating activities	¥ (243,666)	$ (33,382)	¥ (107,442)	¥ 136,208
Cash flows from investing activities
Purchases of short-term investments	(1,316,051)	(180,298)	(2,341,533)	(2,421,802)
Net cash (used in) provided by investing activities	592,123	81,121	(260,487)	(1,155,416)
Cash flows from financing activities
Repurchases of Ordinary shares	(405,792)	(55,594)	(212,693)	(654,650)
Issuance costs of issuance of Ordinary Shares in IPO				(1,706)
Proceeds from exercise of vested share options	11,566	1,585	4,902	1,906
Net cash used in financing activities	(394,226)	(54,009)	(342,455)	(654,450)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	5,028	689	14,192	89,978
Net decrease in cash and cash equivalents and restricted cash	(40,741)	(5,581)	(696,192)	(1,583,680)
Cash and cash equivalents and restricted cash at the beginning of the year	858,136	117,564	1,554,328	3,138,008
Cash and cash equivalents and restricted cash at the end of the year	817,395	111,983	858,136	1,554,328
Parent Company [Member]
Net cash provided by (used in) operating activities	42,546	5,829	(11,400)	(25,271)
Cash flows from investing activities
Purchases of short-term investments	(1,316,051)	(180,298)	(1,439,145)	(342,380)
Maturities of short-term investments	1,863,161	255,252	709,230
Advances to Group companies	(474,150)	(64,958)	(245,424)	(1,396,460)
Receival of advances repayment from Group companies	402,416	55,131	1,335,355	2,539,576
Net cash (used in) provided by investing activities	475,376	65,127	360,016	800,736
Cash flows from financing activities
Repurchases of Ordinary shares	(405,792)	(55,594)	(212,693)	(654,650)
Issuance costs of issuance of Ordinary Shares in IPO				(1,706)
Proceeds from exercise of vested share options	11,566	1,585	4,902	1,906
Net cash used in financing activities	(394,226)	(54,009)	(207,791)	(654,450)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7,601	1,040	(718)	2,528
Net decrease in cash and cash equivalents and restricted cash	131,297	17,987	140,107	123,543
Cash and cash equivalents and restricted cash at the beginning of the year	296,970	40,685	156,863	33,320
Cash and cash equivalents and restricted cash at the end of the year	¥ 428,267	$ 58,672	¥ 296,970	¥ 156,863